Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit for the financial year	€ 12,335	€ 2,773	€ 483
Investment income	(248)	(254)	(245)
Financing costs	1,728	1,964	1,027
Income tax expense	481	1,330	3,864
Operating profit	14,296	5,813	5,129
Adjustments for:
Share-based payments and other non-cash charges	73	173	146
Depreciation and amortisation	13,618	13,845	14,101
Loss on disposal of property, plant and equipment and intangible assets	27	30	17
Share of result of equity accounted associates and joint ventures	(433)	(389)	(374)
Impairment loss	64
Other income	(9,098)	(50)	(568)
Increase in inventory	(180)	(162)	(68)
(Increase)/decrease in trade and other receivables	(458)	(638)	582
Increase/(decrease) in trade and other payables	1,379	384	(730)
Cash generated by operations	19,288	19,006	18,235
Net tax paid	(1,234)	(925)	(1,020)
Net cash flow from operating activities	18,054	18,081	17,215
Share of profit (loss) of associates and joint ventures accounted for using equity method	€ 433	389	374
Changes due to revision
Profit for the financial year		149	(53)
Investment income		0	85
Operating profit		149	32
Adjustments for:
Net cash flow from operating activities		0
Other income		(29)
Share of profit (loss) of associates and joint ventures accounted for using equity method		€ 178	€ 32